Investment Objectives and Goals - 1789 Growth and Income Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 1789 Growth and Income Fund (the “Fund”) seeks total return comprised of current income, growth of income, and capital appreciation.